October 12, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Azzad Funds, File Nos. 333-20177 and 811-08021

Dear Sir/Madam:

On behalf of Azzad Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 17 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to incorporate current financial statements and provide other updating information for the Funds to conform to the summary prospectus format of revised Form N-1A.

Additionally, we hereby request that the effectiveness of this filing be accelerated to November 1, 2010.

If you have any questions, please contact Donald Mendelsohn at (513) 352-6546.

Very truly yours,

/s/ Thompson Hine

Thompson Hine LLP